Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 11,795,714	$ 5,343,247	$ 18,193,616	$ 8,294,804	[1]
Cost of revenue	(5,593,340)	(3,112,654)	(9,554,327)	(5,537,346)	[1]
Gross profit	6,202,374	2,230,593	8,639,289	2,757,458	[1]
Operating (Expenses) Income
General and administrative	(13,672,668)	(5,249,054)	(21,073,794)	(7,211,204)	[1]
Depreciation and amortization	(919,568)	(178,807)	(1,182,413)	(38,864)	[1]
Other operating income	1,213	166,001	144,396	490,300	[1]
Impairment loss			(28,246,010)		[1]
Legal expenses	(776,867)
Loss from foreign currency transactions	2,425	58,759	135,625	(166,174)	[1]
Total operating expenses	(15,365,465)	(5,203,101)	(50,222,196)	(6,925,942)	[1]
Loss from Operations	(9,163,091)	(2,972,508)	(41,582,907)	(4,168,484)	[1]
(Expense) Income
Other income	68,311	30,713	418,437		[1]
Revaluation adjustment of contingent liabilities			(13,838,197)		[1]
Interest expense, net	(1,999,361)	(99,298)	(1,312,476)	(449,566)	[1]
Impairment loss		(480,372)
Other expense	(5,227)
Total Other Expense	(1,936,277)	(548,957)	(14,732,236)	(449,566)	[1]
Loss Before Income Tax	(11,099,368)	(3,521,465)	(56,315,143)	(4,618,050)	[1]
Income Tax Benefit	324,666	24,238	1,063,596	128,852	[1]
Net Loss	(10,774,702)	(3,497,227)	(55,251,547)	(4,489,198)	[1]
Other comprehensive income:
Foreign currency translation	(599,818)	(69,375)	(1,045,076)	230,081	[1]
Total Comprehensive Loss	(11,374,520)	(3,566,602)	(56,296,623)	(4,259,117)	[1]
Net Loss is attributed to:
Owners of Genius Group Ltd	(10,147,159)	(3,351,554)	(55,045,526)	(4,315,239)	[1]
Non-controlling interest	(627,543)	(145,673)	(206,021)	(173,959)	[1]
Net Loss	(10,774,702)	(3,497,227)	(55,251,547)	(4,489,198)	[1]
Total Comprehensive Loss is attributable to:
Owners of Genius Group Ltd	(10,746,977)	(3,420,929)	(56,090,602)	(4,085,158)	[1]
Non controlling interest	$ (627,543)	$ (145,673)	$ (206,021)	$ (173,959)	[1]
Basic earnings (loss) per share from continuing operations	$ (0.32)	$ (0.20)	$ (2.44)	$ (0.28)
Diluted earnings (loss) per share from continuing operations	$ (0.32)	$ (0.20)	$ (2.44)	$ (0.28)
Weighted-average number of shares outstanding, basic	33,668,483	17,794,634	22,634,366	16,155,812
Weighted-average number of shares outstanding, diluted	33,668,483	17,794,634	22,634,366	16,155,812
Number of shares outstanding, basic			27,705,227	16,155,812
Number of shares outstanding, diluted			27,705,227	16,155,812

[1]	Restatement details in Note 2